Note 10 - Retirement Plans - Assumptions Used to Measure (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Discount rate - projected benefit obligation	3.69%	4.14%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%
Discount rate - benefit obligations	4.14%	4.15%
Discount rate - interest cost	3.74%	3.87%
Discount rate - service cost	4.34%	4.25%
Discount rate - interest on service cost	3.69%	4.14%
Rate of compensation increase	3.00%	3.00%